Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables
The composition of “Trade and other payables” is as follows:

Millions of euros	12/31/2017		12/31/2016
	Non-current	Current	Non-current	Current
Trade payables	86	7,943	80	8,043
Payables to suppliers of property, plant and equipment	5	3,580	9	3,816
Debt for spectrum acquisition	569	172	608	504
Other payables	253	1,522	325	1,721
Deferred revenue	774	1,387	903	1,569
Payable to associates and joint ventures (Note 9)	—	491	—	497
Total	1,687	15,095	1,925	16,150

Schedule of Other Current Payables
The detail of current “Other payables” at December 31, 2017 and 2016 is as follows:

Millions of euros	12/31/2017	12/31/2016
Dividends pending payment to non-controlling interests	235	257
Accrued employee benefits	696	774
Advances received on orders	172	189
Other non-financial non-trade payables	419	501
Total	1,522	1,721

Schedule of Information on Average Payment Period to Suppliers
In accordance with the aforementioned Law, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2017	2016
Number of days
Weighted average maturity period	53	45
Ratio of payments	54	45
Ratio of outstanding invoices	41	42
Million of euros
Total payments	6,703	6,727
Outstanding invoices	847	651